Risk Report - Impaired loans, allowance for loan losses and coverage ratios by industry (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Total Impaired Loans [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	€ 129
Fund management activities	16
Manufacturing	685
Wholesale and retail trade	521
Households, excluding mortgages	2,388
Commercial real estate activities	376
Public sector	74
Other	2,046	[1]
Total	6,234
Individually assessed [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	121
Fund management activities	8
Manufacturing	520
Wholesale and retail trade	333
Households, excluding mortgages	155
Commercial real estate activities	345
Public sector	74
Other	1,792	[1]
Total	3,348
Collectively assessed [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	8
Fund management activities	8
Manufacturing	165
Wholesale and retail trade	188
Households, excluding mortgages	2,233
Commercial real estate activities	30
Public sector	0
Other	254	[1]
Total	2,886
Total loan loss allowance [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	44
Fund management activities	4
Manufacturing	635
Wholesale and retail trade	394
Households, excluding mortgages	1,526
Commercial real estate activities	168
Public sector	17
Other	1,132	[1]
Total	3,921
Individually assessed allowance [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	1
Fund management activities	1
Manufacturing	439
Wholesale and retail trade	211
Households, excluding mortgages	153
Commercial real estate activities	115
Public sector	6
Other	840	[1]
Total	1,766
Collectively assessed allowance for impaired loans [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	3
Fund management activities	0
Manufacturing	146
Wholesale and retail trade	156
Households, excluding mortgages	1,290
Commercial real estate activities	11
Public sector	0
Other	139	[1]
Total	1,745
Collectively assessed allowance for non-impaired loans [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	40
Fund management activities	3
Manufacturing	51
Wholesale and retail trade	27
Households, excluding mortgages	83
Commercial real estate activities	42
Public sector	12
Other	153	[1]
Total	€ 410
Impaired loan coverage ratio in % [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation coverage ratio	34.00%
Fund management activities coverage ratio	24.00%
Manufacturing coverage ratio	93.00%
Wholesale and retail trade coverage ratio	76.00%
Households coverage ratio	64.00%
Commercial real estate activities coverage ratio	45.00%
Public sector coverage ratio	24.00%
Other coverage ratio	55.00%	[1]
Total coverage ratio	63.00%

[1]	Thereof: Transportation, storage and communication - Total Impaired Loans EUR808million/Total Loan loss allowance EUR469million, Real estate; renting and business activities - EUR482million/ EUR234million, Construction: EUR378million/ EUR144million, Mining and quarrying - EUR169million/ EUR116million.